Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value (in Dollars)	$ 9,798,000	$ 7,888,000	$ 7,324,000
Asset Retirement Obligation (in Dollars)	75,000
Weighted Average Number of Shares Outstanding, Basic (in Shares)	3,803,331	3,803,331
Weighted Average Number of Shares Outstanding, Diluted (in Shares)	4,089,679	3,803,000
Annual Membership Fees [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Deferred Revenue (in Dollars)	$ 2,300,000	$ 2,200,000
Weighted Average Number of Dilutive Shares Outstanding, Loss Position [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Weighted Average Number of Shares Outstanding, Diluted (in Shares)		4,058,130
Land Improvements [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	0 years
Land Improvements [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Building and Building Improvements [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Building and Building Improvements [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Machinery and Equipment [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years